SEGMENT INFORMATION - Segment results (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
External Revenue		¥ 233,199		¥ 227,711	¥ 186,971
Intersegment Revenue	[1]	0		0	0
Total revenue		233,199	$ 33,497	227,711	186,971
Profit for the year		61,045		52,675	24,719
Amounts included in the measure of segment profit or loss
Operating expenses		(24,735)	(3,553)	(24,388)	(24,410)
Taxes other than income tax		(9,156)	(1,315)	(9,141)	(7,221)
Exploration expenses		(12,342)	(1,773)	(13,135)	(6,966)
Depreciation, depletion and amortization		(57,699)	(8,288)	(50,838)	(61,442)
Impairment and provision		(2,094)	(301)	(666)	(9,185)
Selling and administrative expenses		(8,062)	(1,158)	(7,429)	(7,010)
Interest income		1,067	153	798	655
Finance costs		(5,865)	(842)	(5,162)	(5,121)
Share of profits of associates and profit/(loss) attributable to a joint venture		1,002		(5,187)	855
Income tax expense		(24,604)	$ (3,534)	(22,482)	(11,668)
Other segment information
Investments in associates and a joint venture		45,490		24,701	29,146
Others		712,241		661,680	594,943
Segment assets		757,731		686,381	624,089
Segment liabilities		(309,505)		266,471	(241,518)
Capital expenditure		85,488		71,325	53,580
E&P [member]
Disclosure of operating segments [line items]
External Revenue		179,654		174,671	143,010
Intersegment Revenue	[1]	22,256		16,805	14,737
Total revenue		201,910		191,476	157,747
Profit for the year		60,296		53,935	23,905
Amounts included in the measure of segment profit or loss
Operating expenses		(24,754)		(24,405)	(24,410)
Taxes other than income tax		(9,094)		(9,086)	(7,180)
Exploration expenses		(12,342)		(13,201)	(6,981)
Depreciation, depletion and amortization		(57,213)		(50,558)	(61,019)
Impairment and provision		(2,094)		(659)	(9,216)
Selling and administrative expenses		(6,124)		(5,359)	(5,115)
Interest income		759		478	317
Finance costs		(4,451)		(4,048)	(3,351)
Share of profits of associates and profit/(loss) attributable to a joint venture		31		(2)	(88)
Income tax expense		(21,551)		(23,552)	(11,224)
Other segment information
Investments in associates and a joint venture		20,447		661	655
Others		541,591		490,065	464,650
Segment assets		562,038		490,726	465,305
Segment liabilities		(384,359)		(336,370)	(305,441)
Capital expenditure		85,001		70,783	53,159
Trading business [member]
Disclosure of operating segments [line items]
External Revenue		53,093		52,610	43,618
Intersegment Revenue	[1]	(22,256)		(16,805)	(14,737)
Total revenue		30,837		35,805	28,881
Profit for the year		1,517		1,894	808
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		0		0	0
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(79)		(55)	(67)
Impairment and provision		0		0	0
Selling and administrative expenses		(199)		(296)	(269)
Interest income		4		3	0
Finance costs		(2)		(1)	(1)
Share of profits of associates and profit/(loss) attributable to a joint venture		0		0	0
Income tax expense		(7)		(4)	(3)
Other segment information
Investments in associates and a joint venture		0		0	0
Others		6,347		3,154	3,588
Segment assets		6,347		3,154	3,588
Segment liabilities		(4,535)		(2,125)	(2,375)
Capital expenditure		0		0	0
Corporate [member]
Disclosure of operating segments [line items]
External Revenue		452		430	343
Intersegment Revenue	[1]	84		176	84
Total revenue		536		606	427
Profit for the year		(776)		4,581	6,391
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		(62)		(55)	(41)
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(478)		(301)	(423)
Impairment and provision		0		(7)	31
Selling and administrative expenses		(1,757)		(1,816)	(1,654)
Interest income		1,104		1,385	1,571
Finance costs		(2,238)		(2,181)	(3,011)
Share of profits of associates and profit/(loss) attributable to a joint venture		971		(5,185)	943
Income tax expense		(3,046)		1,074	(441)
Other segment information
Investments in associates and a joint venture		25,043		24,040	28,491
Others		407,851		401,290	340,329
Segment assets		432,894		425,330	368,820
Segment liabilities		(152,870)		(138,232)	(124,794)
Capital expenditure		487		542	421
Eliminations [member]
Disclosure of operating segments [line items]
External Revenue		0		0	0
Intersegment Revenue	[1]	(84)		(176)	(84)
Total revenue		(84)		(176)	(84)
Profit for the year		8		(7,735)	(6,385)
Amounts included in the measure of segment profit or loss
Operating expenses		19		17	0
Taxes other than income tax		0		0	0
Exploration expenses		0		66	15
Depreciation, depletion and amortization		71		76	67
Impairment and provision		0		0	0
Selling and administrative expenses		18		42	28
Interest income		(800)		(1,068)	(1,233)
Finance costs		826		1,068	1,242
Share of profits of associates and profit/(loss) attributable to a joint venture		0		0	0
Income tax expense		0		0	0
Other segment information
Investments in associates and a joint venture		0		0	0
Others		(243,548)		(232,829)	(213,624)
Segment assets		(243,548)		(232,829)	(213,624)
Segment liabilities		232,259		210,256	191,092
Capital expenditure		¥ 0		¥ 0	¥ 0

[1]	Certain oil and gas produced by the EandP segment are sold via the trading business segment. For the Group's chief operating decision maker's assessment of segment performance, these revenues are reclassified back to EandP segment.